Income Taxes (Reconciliation Of The Statutory Federal Income Tax With The Company's Effective Tax Rate) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Statutory rate									$ 49,904	$ 49,548	$ 101,778
State income taxes, net of federal income tax									7,688	7,908	14,860
Change in valuation allowance									(229)	535	(2,433)
Provision to return									(204)	904	(2,956)
Investment in subsidiary										(4,800)
Change in uncertain tax position									41	(3,903)	276
Non-deductible litigation expense									7,700
Foreign tax rate difference									(1,810)	(106)	90
Other, net									(2,028)	(855)	49
Provision for income taxes	$ 28,014	$ 10,168	$ 6,022	$ 16,858	$ (90)	$ 5,169	$ 17,183	$ 26,969	$ 61,062	$ 49,231	$ 111,664